Transactions with Members, Shareholders and Related Parties - Additional Information (Details) $ / shares in Units, $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2020	Feb. 29, 2020 USD ($)	Mar. 27, 2021 USD ($) $ / shares	Dec. 26, 2020 USD ($) $ / shares	Dec. 28, 2019 USD ($)	Jun. 30, 2021 $ / shares
Transactions With Members Shareholders And Related Parties [Line Items]
Tax and excess cash distributions declared				$ 14
Dividend declared | $ / shares			$ 0.115			$ 0.115
Dividends date of record				Dec. 26, 2020
Dividends paid, year and month				2021-01
Stockholders' equity note, stock split				In October 2020, the Board of FTW approved and effected a four-for-one unit split of its member units.
Stockholders' equity note, stock split, conversion ratio	4
Management Services Agreement
Transactions With Members Shareholders And Related Parties [Line Items]
Payments of termination fees				$ 22
Former President and Chief Executive Officer | Member Unit
Transactions With Members Shareholders And Related Parties [Line Items]
Repurchase of equity units		$ 10
Class A Common Stock
Transactions With Members Shareholders And Related Parties [Line Items]
Dividend declared | $ / shares				$ 0.087
Class A Common Stock | Initial Public Offering
Transactions With Members Shareholders And Related Parties [Line Items]
One-time payment for units exchanged				$ 13
Foundation Technology Worldwide L L C
Transactions With Members Shareholders And Related Parties [Line Items]
Tax and excess cash distributions declared			$ 190	314	$ 1,338
Foundation Technology Worldwide L L C | Accounts Payable and Other Current Liabilities
Transactions With Members Shareholders And Related Parties [Line Items]
Tax and excess cash distributions declared				38
Continuing LLC Owners
Transactions With Members Shareholders And Related Parties [Line Items]
Tax and excess cash distributions declared			$ 152	$ 24